CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Preferred stock, shares issued	1,600,000	1,600,000
Series A Founder Preferred Stock
Preferred stock, no par value
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,600,000	1,600,000
Preferred stock, shares issued	1,600,000	1,600,000
Preferred stock, shares outstanding	1,600,000	1,600,000
Common stock, shares, outstanding	0	0
Series B Founder Preferred Stock
Preferred stock, no par value
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,386,033	1,386,033
Preferred stock, shares issued	1,386,033	1,386,033
Preferred stock, shares outstanding	1,386,033	1,386,033
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, no par value
Common stock, shares authorized	1,590,000,000	1,590,000,000
Common stock, shares, issued	61,212,042	58,425,000
Common stock, shares, outstanding	61,212,042	58,425,000
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, no par value
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares, issued	11,611,769	11,414,030
Common stock, shares, outstanding	11,611,769	11,414,030